Summary of Significant Accounting Policies - Summary of Operating Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
2023	¥ 0	$ 0	¥ 5,632
2024	5,716	805	4,290
2025	5,494	774	4,982
2026	6,949	979	6,448
2027	7,215	1,016	6,817
2028	6,803	958	0
2028 and thereafter	0	0	88,136
2029 and thereafter	89,853	12,656	0
Total	122,030	17,188	116,305
Less: imputed interest	(41,127)	(5,793)	(40,872)
Present value of lease liabilities	80,903	11,395	75,433
Less: Current portion	(5,595)	(788)	(5,520)
Non-current portion of lease liabilities	¥ 75,308	$ 10,607	¥ 69,913